Related Parties - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2021	Jun. 30, 2021	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from related parties					$ 700	$ 600
Related party transaction, expenses from transactions with related party					200
Related party transaction, Revenue			$ 40,045	$ 45,458	119,841	84,659	$ 118,317
Related party transaction, Receivables			$ 100		$ 100	$ 700	100	$ 100
Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued during period shares for services		363,516
Procceds from issuance of common stock		$ 5,800
IPO [Member]
Related Party Transaction [Line Items]
Procceds from issuance of common stock	$ 452,800
IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Percentage reserved from common shares by underwriters		5.00%
Sponsors [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							100	0
Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction, Revenue							$ 400	$ 200
Due to related parties	$ 900
Richard Booth [Member] | IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued during period shares for services		7,407
Samuel A Hamood [Member] | IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued during period shares for services		37,037